Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Diluted net income(loss) per share, common stock	$ (0.22)	$ 0.06	$ (0.64)	$ 0.14	$ 0.55	$ 0.13
VASO CORPORATION
Diluted net income(loss) per share, common stock	$ 0.01	$ 0.01	$ 0.02	$ 0.02		$ 0.07	$ 0.04